Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Global Technology Fund, Inc. - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.93%
T. Rowe Price Global Technology Fund, Inc. - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.78%